Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Deferred Tax Assets
Net operating losses carry forwards	$ 3,557,176	$ 453,606	$ 2,974,221
Total deferred tax assets	3,557,176	453,606	2,974,221
Less: valuation allowance	(1,666,694)	(212,534)
Deferred tax assets, net of valuation allowance	1,890,482	241,072	2,974,221
Deferred Tax Liabilities
Depreciation of property and equipment	(171,018)	(21,808)	(218,250)
Amortization of intangible assets	(1,719,464)	(219,264)	(2,027,685)
Total deferred tax liabilities	(1,890,482)	(241,072)	(2,245,935)
Deferred tax assets, net	$ 0	$ 0	$ 728,286